W.P. Stewart & Co. Growth Fund, Inc.


                    Supplement dated November 20, 2001 to the
                         Prospectus dated April 27, 2001



         The section in the Prospectus of W.P. Stewart & Co. Growth Fund, Inc. captioned "Management - The Investment Adviser" on page 8 is amended as follows:

         The biography of Marilyn G. Breslow contained in the third paragraph is deleted and replaced by the following biography of Peter H. Jennison:

                  The Adviser's portfolio manager for the Fund is Peter H. Jennison, portfolio manager and Vice President of the Adviser. Mr. Jennison has served as a portfolio manager of the Fund since November 13, 2001, and of other accounts managed by the Adviser and its affiliates and predecessors since June, 1989. Mr. Jennison and the other portfolio managers of the Adviser are members of an investment research group which selects the group of securities in which each account, including the Fund, may invest. Mr. Jennison, who is primarily responsible for the day-to-day management of the Fund's portfolio, selects securities from this group for investment by the Fund. Although each account managed by the Adviser has individual objectives and a unique portfolio, the Fund's investments generally are similar to investments made by the Adviser's managed accounts.

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                      W.P. Stewart & Co. Growth Fund, Inc.



                    Supplement dated November 20, 2001 to the
            Statement of Additional Information dated April 27, 2001



         The section in the Statement of Additional Information captioned "Management of the Fund" beginning on page 6 is amended as follows:

         The first paragraph in such section on page 6 is amended and restated to read in full as follows:

                  The Fund has a Board of Directors which is responsible for the management and operations of the Fund. The Board of Directors oversees the officers of the Fund and the Adviser and decides upon general policy matters. A majority of the Directors are not "interested persons" (as defined in the Act) of the Fund or the Adviser (the "Independent Directors"). The following table sets forth the principal occupation or employment of the members of the Board of Directors, the principal officers and the portfolio manager of the Fund.

         The biography of Marilyn G. Breslow contained on page 6 is amended and restated to read in full as follows:


                                                      Principal Occupation
Name, Age                 Position Held               During the Past
and Address+              with the Fund               Five Years
------------              -------------               ----------
Marilyn G. Breslow        President and Director      President, Director and
(57)*                                                 portfolio manager with the
                                                      Adviser since 1998, 1993
                                                      and 1990, respectively.
                                                      Ms. Breslow served as the
                                                      Adviser's portfolio
                                                      manager for the Fund from
                                                      mid-1997 to November 13,
                                                      2001.


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         The following biography of Peter H. Jennison is inserted following the biography of Alison A. Proshan on page 8:


                                                      Principal Occupation
Name, Age                 Position Held               During the Past
and Address+              with the Fund               Five Years
-----------------         -------------               ------------------------
Peter H. Jennison         Portfolio Manager           Vice President and
(41)*                                                 portfolio manager of the
                                                      Adviser since May, 1998,
                                                      and June, 1989,
                                                      respectively.  Mr.
                                                      Jennison has served as the
                                                      Adviser's portfolio
                                                      manager for the Fund since
                                                      November 13, 2001.



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